Federated Hermes Emerging Markets Equity Fund Investment Objectives and Goals - Class IS and R6 Shares [Member] - Federated Hermes Emerging Markets Equity Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes Emerging Markets Equity Fund (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide long-term capital appreciation. The objective may be changed by the Fund’s Board of Trustees (the “Trustees”) without shareholder approval.